ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Net Current	$ 11,130	$ 13,968
Interest receivable	0	7
Accounts receivable, trade
Accounts Receivable Net Current	10,308	13,530
Commodity taxes receivable
Accounts Receivable Net Current	294	231
Refundable investment tax credit receivable
Accounts Receivable Net Current	$ 528	$ 200